Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Massachusetts Municipal Fund))	0 Months Ended
	Jul. 27, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years (or life of class, if less)	5.45%	[1]
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years (or life of class, if less)	1.93%	[1]
Class A
Average Annual Return:
1 Year	6.51%
5 Years	(0.69%)
10 Years (or life of class, if less)	0.54%
Inception Date	Jul. 18, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.51%
5 Years	(0.69%)
10 Years (or life of class, if less)	0.54%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.29%
5 Years	0.18%
10 Years (or life of class, if less)	1.22%
Class B
Average Annual Return:
1 Year	6.00%
5 Years	(0.78%)
10 Years (or life of class, if less)	0.53%
Inception Date	Jul. 18, 2006
Class C
Average Annual Return:
1 Year	10.02%
5 Years	(0.49%)
10 Years (or life of class, if less)	0.64%
Inception Date	Jul. 18, 2006

[1]	From 07/31/06.